Segmented information (Narrative 2) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [line items]
Revenue	$ 3,135,772,000	$ 2,587,758,000
Major customer(s) of Cameco's uranium and fuel services segments [member]
Disclosure of major customers [line items]
Revenue	$ 1,062,733,000	$ 254,786,000
Percentage of entity's revenue	34.00%	10.00%
Information about major customers	As customers are relatively few in number, accounts receivable from any individual customer may periodically exceed 10% of accounts receivable depending on delivery schedule.